Share-Based Compensation Plans - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2014	Jun. 25, 2012	Oct. 04, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	0
Executive Managers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		5,510,035
Executive Managers | 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award terms		4 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, options	$ 1,700
Unrecognized compensation costs, period for recognition	1 year 8 months 12 days
Stock Options | 2011 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock granted under new plan (in shares)			13,675,000	2,750,000
Shares remaining to be granted (in shares)	3,783,797
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award terms	5 years
Stock Options | Minimum | Ratable Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award terms	10 years
Stock Options | Maximum | Ratable Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	10 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs, period for recognition	1 year 4 months 10 days
Unrecognized compensation cost, other than options	$ 972
Restricted Stock Units (RSUs) | Fully Vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other than options vested (in shares)	2,032,240
Restricted Stock Units (RSUs) | Settled in Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other than options vested (in shares)	1,466,281
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years